Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 144,141	₩ 323,412	₩ 726,277
Losses on financial instruments designated at fair value through profit or loss	656,949	640,872	1,057,170
Net gains(losses) on financial instruments designated at fair value through profit or loss	(512,808)	(317,460)	(330,893)
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	144,141	323,412	726,277
Losses on financial instruments designated at fair value through profit or loss	₩ 656,949	₩ 640,872	₩ 1,057,170